Contingencies and Commitments (Details) - Off-balance-sheet accounts [Member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Foreign office guarantees and standby letters of credit	$ 280,838	$ 341,676
Confirmed foreign letters of credit	94,673	56,764
Issued foreign letters of credit	316,916	388,396
Performance guarantees	2,283,390	2,232,682
Undrawn credit lines	7,870,260	7,769,325
Other commitments	155,163	46,561
Transactions on behalf of third parties
Collections	144,043	160,367
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	6,418	27,334
Other assets managed on behalf of third parties
Financial assets acquired on its own behalf	73,140	103,319
Fiduciary activities
Securities held in safe custody in the Bank	2,677,353	2,089,079
Securities held in safe custody in other entities	18,719,297	18,624,962
Total	$ 32,621,491	$ 31,840,465